Balances and Transactions With Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Receivables from and Accounts Payable to Related Parties

The balances of accounts receivable and payable as of December 31, 2021 and 2020 are as follows:

a)	Receivables from related companies

						Balance as of
						Current		Non-Current
Taxpayer ID N°	Company	Country	Relationship	Currency	Description of Transaction	12-31-2021 ThUS$	12-31-2020 ThUS$	12-31-2021 ThUS$	12-31-2020 ThUS$
Foreign	Enel Global Infrastructure And Network	Italy	Common Immediate Parent	EUR	Other Services	416	543	—	—
Foreign	Enel Global Infrastructure And Network	Italy	Common Immediate Parent	COP	Other Services	302	—	—	—
Foreign	Enel S.P.A.	Italy	Parent	EUR	Other Services	725	1,003	—	—
Foreign	Enel S.P.A.	Italy	Parent	COP	Other Services	151	—	—	—
Foreign	Enel S.P.A.	Italy	Parent	BRL	Other Services	226	243	—	—
Foreign	E-Distribuzione S.P.A	Italy	Common Immediate Parent	EUR	Other Services	—	16	—	—
Foreign	Enel Green Power S.P.A.	Italy	Common Immediate Parent	EUR	Other Services	1,330	265	—	—
Foreign	Enel Green Power S.P.A.	Italy	Common Immediate Parent	EUR	Technical services	541	—	—	—
Foreign	Enel Global Trading S.P.A.	Italy	Common Immediate Parent	EUR	Other Services	—	1	—	—
Foreign	Endesa Spain	Spain	Common Immediate Parent	EUR	Other Services	18	18	—	—
Foreign	Enel Iberia S.R.L.	Spain	Common Immediate Parent	EUR	Other Services	3	1,289	—	—
Foreign	Enel Iberia S.R.L.	Spain	Common Immediate Parent	US$	Other Services	1,285	—	—	—
Foreign	Endesa Operaciones y Servicios Comerciales S.L.	Spain	Common Immediate Parent	EUR	Other Services	—	86	—	—
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	EUR	Other Services	30	46	—	—
Foreign	Endesa Operaciones y Servicios Comerciales S.L.	Spain	Common Immediate Parent	EUR	Other Services	22	—	—	—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	EUR	Other Services	147	102	—	—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	BRL	Other Services	148	105	—	—
Foreign	Proyectos Y Soluciones Renovables S.A.C.	Peru	Common Immediate Parent	PEN	Other Services	229	133	—	—
Foreign	Proyectos Y Soluciones Renovables S.A.C.	Peru	Common Immediate Parent	US$	Loan receivable	4,607	—	—	—
Foreign	Energía Nueva Energía Limpia Mexico S.R.L	Mexico	Common Immediate Parent	US$	Other Services	338	—	—	—
Foreign	Energía Nueva Energía Limpia Mexico S.R.L	Mexico	Common Immediate Parent	COP	Other Services	24	—	—	—
Foreign	Energía Nueva Energía Limpia Mexico S.R.L	Mexico	Common Immediate Parent	PEN	Other Services	—	33	—	—
Foreign	Enel North América Inc.	United States	Common Immediate Parent	US$	Other Services	531	93	—	—
Foreign	Enel North América Inc.	United States	Common Immediate Parent	PEN	Other Services	44	43	—	—
Foreign	Enel Green Power Peru	Peru	Common Immediate Parent	PEN	Other Services	—	2,271	—	—
Foreign	Enel Green Power Colombia S.A.S	Colombia	Common Immediate Parent	COP	Other Services	—	709	—	—
Foreign	SACME	Argentina	Associate	ARS	Other Services	6	7	26	32
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	US$	Other Services	410	430	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	COP	Other Services	26	7	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	CLP	Other Services	2,250	2,377	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	BRL	Other Services	410	222	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	Common Immediate Parent	CLP	Other Services	693	802	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	US$	Engineering services	1,544	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	US$	Other Services	22	22	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	CLP	Other Services	407	92	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	Common Immediate Parent	CLP	Other Services	341	—	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	Common Immediate Parent	US$	Other Services	232	2	—	—
Foreign	Grupo Enel Green Power Brazil Participações Ltda	Brazil	Common Immediate Parent	BRL	Other Services	—	3,208	—	—
Foreign	Grupo Enel Green Power Brazil Participações Ltda	Brazil	Common Immediate Parent	BRL	Toll	—	17	—	—
Foreign	Grupo Enel Green Power Brazil Participações Ltda	Brazil	Common Immediate Parent	BRL	Energy Sale	—	32,544	—	—
Foreign	Enel X Argentina S.A.U.	Argentina	Common Immediate Parent	ARS	Other Services	21	22	—	—
Foreign	E-Distributie Muntenia	Italy	Common Immediate Parent	US$	Other Services	—	58	—	—
Foreign	Electric Motor Werks, Inc.	United States	Common Immediate Parent	EUR	Other Services	206	141	—	—
Foreign	Yacylec S.A.	Argentina	Associate	US$	Other Services	1	—	—	—
Foreign	Enel Finance International NV	Netherlands	Common Immediate Parent	US$	Financial investments	54,935	—	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Other Services	172	—	—	—
Foreign	Enel Green Power RSA	South Africa	Common Immediate Parent	US$	Other Services	673	—	—	—
Foreign	Enel Green Power North America, Inc.	United States	Common Immediate Parent	US$	Other Services	210	—	—	—
Foreign	Enel Green Power Romania	Romania	Common Immediate Parent	EUR	Other Services	83	—	—	—
		Total				73,759	46,950	26	32

b)	Accounts payable to related companies

						Balance as of
						Current		Non-Current
Taxpayer ID N°	Company	Country	Relationship	Currency	Description of Transaction	12-31-2021 ThUS$	12-31-2020 ThUS$	12-31-2021 ThUS$	12-31-2020 ThUS$
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Technical services	10,902	3,685	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Other Services	1,043	3,702	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	IT Services	3,368	252	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	US$	Other Services	91	67	—	—
Foreign	Enel Finance International NV (*)	Netherlands	Common Immediate Parent	BRL	Loan Payable	10,392	145	454,220	144,391
Foreign	Enel Finance International NV (*)	Netherlands	Common Immediate Parent	US$	Loan Payable	26,622	150,269	89,698	—
Foreign	Enel Finance International NV (*)	Netherlands	Common Immediate Parent	EUR	Loan Payable	184,012	—	503,831	—
Foreign	Enel Finance International NV	Netherlands	Common Immediate Parent	EUR	Financial Guarantee Service	203	745	—	—
Foreign	Endesa Generación S.A.	Spain	Common Immediate Parent	EUR	Other Services	248	217	—	—
Foreign	Endesa Generación S.A.	Spain	Common Immediate Parent	EUR	Engineering services	23	25	—	—
Foreign	Endesa Generación S.A.	Spain	Common Immediate Parent	US$	Other Services	12	8	—	—
Foreign	Enel Sole	Spain	Common Immediate Parent	EUR	Other Services	1,028	1,116	—	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	EUR	Technical services	26,768	31,107	—	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	EUR	Other Services	2,243	17,901	—	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	EUR	IT Services	37,418	482	—	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	BRL	Other Services	2,341	—	—	—
Foreign	Enel Italy S.R.L	Italy	Common Immediate Parent	US$	IT Services	392	—	—	—
Foreign	Enel Italy S.R.L	Italy	Common Immediate Parent	EUR	Purchase of materials	1,724	1,501	—	—
Foreign	Enel Italy S.R.L	Italy	Common Immediate Parent	EUR	Other Services	569	2,129	—	—
Foreign	Enel Italy S.R.L	Italy	Common Immediate Parent	EUR	Technical services	—	4	—	—
Foreign	Enel Italy S.R.L	Italy	Common Immediate Parent	EUR	IT Services	1,675	1,547	—	—
Foreign	Enel S.P.A.	Italy	Parent	US$	Other Services	423	—	—	—
Foreign	Enel S.P.A.	Italy	Parent	EUR	Other Services	14,252	9,063	—	—
Foreign	Enel S.P.A.	Italy	Parent	EUR	Technical services	58,868	51,334	—	—
Foreign	Enel S.P.A.	Italy	Parent	EUR	IT Services	18,465	3,417	—	—
Foreign	Enel S.P.A.	Italy	Parent	EUR	Hedging derivatives	2,148	—	7,804	—
Foreign	Enel S.P.A.	Italy	Parent	EUR	Financial Guarantee Service	119,181	—	—	—
Foreign	Enel S.P.A.	Italy	Parent	CLP	Dividends	182,853	160,914	—	—
Foreign	E-Distribuzione S.P.A	Italy	Common Immediate Parent	EUR	Other Services	39	54	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Other Services	457	1,321	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Technical services	960	7,113	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Engineering services	6,795	2,978	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	IT Services	899	—	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	US$	Other Services	647	—	—	—
Foreign	Enel Green Power S.P.A.	Italy	Common Immediate Parent	EUR	Other Services	3,431	629	—	—
Foreign	Enel Green Power S.P.A.	Italy	Common Immediate Parent	EUR	Technical services	21,072	8,196	—	—
Foreign	Enel Green Power S.P.A.	Italy	Common Immediate Parent	EUR	IT Services	15,016	942	—	—
Foreign	Enel Green Power S.P.A.	Italy	Common Immediate Parent	EUR	Engineering services	73,172	—	—	—
Foreign	Enel Green Power S.P.A.	Italy	Common Immediate Parent	US$	Technical services	9,318	—	—	—
Foreign	Enel Green Power S.P.A.	Italy	Common Immediate Parent	US$	IT Services	77	—	—	—
Foreign	Enel Green Power S.P.A.	Italy	Common Immediate Parent	CLP	Other Services	194	—	—	—
Foreign	Enel Global Trading S.P.A.	Italy	Common Immediate Parent	EUR	Technical services	5,158	3,967	—	—
Foreign	Enel Global Trading S.P.A.	Italy	Common Immediate Parent	EUR	Other Services	639	304	—	—
Foreign	Enel Global Trading S.P.A.	Italy	Common Immediate Parent	EUR	IT Services	1,386	785	—	—
Foreign	Endesa Spain	Spain	Common Immediate Parent	EUR	Other Services	2,512	2,586	—	—
Foreign	Enel Iberia S.R.L.	Spain	Common Immediate Parent	EUR	Other Services	263	1,394	—	—
Foreign	Enel Iberia S.R.L.	Spain	Common Immediate Parent	EUR	IT Services	749	—	—	—
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	EUR	Other Services	392	318	—	—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	EUR	Technical services	17,731	15,279	—	—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	EUR	IT Services	7,300	6,755	—	—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	EUR	Engineering services	1,085	—	—	—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	EUR	Other Services	632	892	—	—
Foreign	Proyectos y Soluciones Renovables S.A.C.	Peru	Common Immediate Parent	PEN	Other Services	2,001	220	—	—
Foreign	Edistribución Redes Digitales, S.L.	Spain	Common Immediate Parent	EUR	Other Services	623	704	—	—
Foreign	Edistribución Redes Digitales, S.L.	Spain	Common Immediate Parent	US$	Technical services	17	18	—	—
Foreign	Cesi S.P.A.	Italy	Common Immediate Parent	EUR	Engineering services	—	52	—	—
Foreign	Enel Green Power Peru	Peru	Common Immediate Parent	PEN	Purchase of Energy	—	1,328	—	—
Foreign	Enel Green Power Peru	Peru	Common Immediate Parent	PEN	Other Services	—	70	—	—
Foreign	Enel Green Power Colombia S.A.S	Colombia	Common Immediate Parent	COP	Purchase of Energy	—	2,637	—	—
Foreign	Enel Green Power Colombia S.A.S	Colombia	Common Immediate Parent	COP	Other Services	—	16	—	—
Foreign	Enel X North America	United States	Common Immediate Parent	US$	Other Services	475	1	—	—
Foreign	SACME	Argentina	Joint venture	ARS	Other Services	189	163	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	US$	Other Services	522	1,583	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	US$	IT Services	2,188	—	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	CLP	Other Services	2,010	2,126	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	CLP	IT Services	1,185	631	—	—
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	BRL	Other Services	35	—	—	—
Foreign	Yacylec S.A.	Argentina	Associated	ARS	Other Services	15	11	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	Common Immediate Parent	US$	Other Services	679	766	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	Common Immediate Parent	CLP	Other Services	266	345	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	US$	Other Services	97	240	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	US$	Engineering services	544	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	CLP	Other Services	1,327	780	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	Common Immediate Parent	CLP	Engineering services	1,205	1,777	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	Common Immediate Parent	US$	Other Services	863	4	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	Common Immediate Parent	US$	IT Services	618	—	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	Common Immediate Parent	US$	Engineering services	978	—	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	Common Immediate Parent	CLP	Engineering services	276	—	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	Common Immediate Parent	CLP	Other Services	105	430	—	—
Foreign	Grupo Enel Green Power Brazil Participações Ltda	Brazil	Common Immediate Parent	BRL	Purchase of Energy	—	33,395	—	—
Foreign	Grupo Enel Green Power Brazil Participações Ltda	Brazil	Common Immediate Parent	BRL	Other Services	—	2,005	—	—
Foreign	Energética Monzon S.A.C.	Peru	Common Immediate Parent	PEN	Other Services	—	24	—	—
Foreign	Enel Global Services S.r.L	Italy	Common Immediate Parent	US$	Other Services	431	—	—	—
Foreign	Enel Global Services S.r.L	Italy	Common Immediate Parent	US$	IT Services	852	—	—	—
Foreign	Enel Global Services S.r.L	Italy	Common Immediate Parent	EUR	IT Services	48,811	6,110	—	—
Foreign	Enel Global Services S.r.L	Italy	Common Immediate Parent	EUR	Other Services	50	34,999	—	—
Foreign	Enel Global Services S.r.L	Italy	Common Immediate Parent	EUR	Technical services	9,697	12,885	—	—
Foreign	Servizio Elettrico Nazionale SpA	Italy	Common Immediate Parent	EUR	Other Services	233	146	—	—
Foreign	Enel X Argentina S.A.U.	Argentina	Common Immediate Parent	ARS	Other Services	3	3	—	—
Foreign	Electric Motor Werks, Inc.	United States	Common Immediate Parent	EUR	Other Services	—	510	—	—
Foreign	Energía Nueva Energía Limpia Mexico S.R.L	Mexico	Common Immediate Parent	US$	Other Services	202	—	—	—
Foreign	Energía Nueva Energía Limpia Mexico S.R.L	Mexico	Common Immediate Parent	US$	Engineering services	894	—	—	—
Foreign	Enel Green Power Spain	Spain	Common Immediate Parent	EUR	Other Services	190	—	—	—
Foreign	Enel Green Power Romania	Romania	Common Immediate Parent	EUR	Other Services	233	—	—	—
Foreign	Enel Green Power El Salvador	El Salvador	Common Immediate Parent	US$	Other Services	—	—	6,945	—
Foreign	Gridspertise Srl	Italy	Common Immediate Parent	EUR	Other Services	655	—	—	—
Foreign	Enel Ingegneria e Innovazione	Italy	Common Immediate Parent	EUR	Engineering services	50	—	—	—
		Total				955,707	597,122	1,062,498	144,391

Summary of Significant Transactions and Effect on Income or Expenses

c) Significant transactions and effects on profit or loss:

As of December 31, 2021, 2020 and 2019 the significant transactions with related companies that are not consolidated, are as follows:

					For the years ended,
Taxpayer ID N°	Company	Country	Relationship	Description of Transaction	12-31-2021 ThUS$	12-31-2021 ThUS$	12-31-2019 ThUS$
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	Administration and IT services	(3,547)	(7,158)	(7,707)
76.536.353-5	Enel Chile S.A.	Chile	Common Immediate Parent	IT Services	(5,109)	—	—
Foreign	Enel Finance International NV	Netherlands	Common Immediate Parent	Financial expenses	(39,181)	(2,441)	(127,977)
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	IT Services	(8,405)	(7,418)	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	Expatriate Personal Services	(2,989)	(897)	—
Foreign	Enel Global Infrastructure and Network	Italy	Common Immediate Parent	Technical services	(28,228)	(30,448)	(16,685)
Foreign	Enel Global Services S.r.L	Italy	Common Immediate Parent	IT Services	(5,253)	(7,051)	—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	IT Services	(2,008)	—	—
Foreign	Enel Global Thermal Generation S.R.L.	Italy	Common Immediate Parent	Technical services	(6,350)	(7,268)	(3,536)
Foreign	Enel Green Power Colombia S.A.S	Spain	Common Immediate Parent	Purchase of Energy	—	(8,483)	(7,156)
Foreign	Enel Green Power Peru	Peru	Common Immediate Parent	Other Services Provisions	—	1,993	—
Foreign	Enel Green Power S.P.A	Italy	Common Immediate Parent	Technical services	(11,011)	(3,757)	—
Foreign	Enel Italy S.R.L	Italy	Common Immediate Parent	IT Services	—	(758)	(12,278)
Foreign	Enel Italy S.R.L	Italy	Common Immediate Parent	Technical services	—	—	(6,778)
Foreign	Enel S.P.A.	Italy	Parent	Financial expenses	(24,913)	—	—
Foreign	Enel S.P.A.	Italy	Parent	IT Services	(7,239)	—	—
Foreign	Enel S.P.A.	Italy	Parent	Expatriate Personal Services	(3,778)	(4,045)	(2,827)
Foreign	Enel S.P.A.	Italy	Parent	Technical services	(15,187)	(11,542)	(11,554)
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	Technical services	(6,841)	(2,852)	—
Foreign	Grupo Enel Green Power Brazil Participações Ltda	Brazil	Common Immediate Parent	Purchase of Energy	(81,395)	(147,841)	(93,299)
Foreign	Grupo Enel Green Power Brazil Participações Ltda	Brazil	Common Immediate Parent	Energy Sale	6,707	54,158	1,134

Summary of Compensation Paid to Members of the Board of Directors

The following tables show details of the compensation paid to the members of the Board of Directors of the Company for the years ended December 31, 2021, 2020 and 2019:

			December 31, 2021
Taxpayer ID				Enel Américas Board	Board of Subsidiaries	Directors’ Committee
No.	Name	Position	Period in position	ThUS$	ThUS$	ThUS$
Foreign	Francisco de Borja Acha Besga	Chairman	January - December 2021	—	—	—
Foreign	José Antonio Vargas Lleras	Vice Chairman	January - December 2021	—	—	—
Foreign	Enrico Viale	Director	January - March 2021	—	—	—
Foreign	Livio Gallo	Director	January - March 2021	—	—	—
Foreign	Giulia Genuardi	Director	April - December 2021	—	—	—
Foreign	Francesca Gostinelli	Director	April - December 2021	—	—	—
4.132.185-7	Hernán Somerville Senn	Director	January - December 2021	149	—	47
Foreign	Patricio Gómez Sabaini	Director	January - December 2021	149	—	47
6.989.304-K	Domingo Cruzat Amunátegui	Director	January - December 2021	149	—	47
	TOTAL			447	—	141

			December 31, 2020
Taxpayer ID				Enel Américas Board	Board of Subsidiaries	Directors’ Committee
No.	Name	Position	Period in position	ThUS$	ThUS$	ThUS$
Foreign	Francisco de Borja Acha Besga	Chairman	January - December 2020	—	—	—
Foreign	José Antonio Vargas Lleras	Vice Chairman	January - December 2020	—	—	—
Foreign	Enrico Viale	Director	January - December 2020	—	—	—
Foreign	Livio Gallo	Director	January - December 2020	—	—	—
4.132.185-7	Hernán Somerville Senn	Director	January - December 2020	143	—	47
Foreign	Patricio Gómez Sabaini	Director	January - December 2020	143	—	47
6.989.304-K	Domingo Cruzat Amunátegui	Director	January - December 2020	143	—	47
	TOTAL			429	—	141

			December 31, 2019
Taxpayer ID				Enel Américas Board	Board of Subsidiaries	Directors’ Committee
No.	Name	Position	Period in position	ThUS$	ThUS$	ThUS$
Foreign	Francisco de Borja Acha Besga	Chairman	January - December 2019	—	—	—
Foreign	José Antonio Vargas Lleras	Vice Chairman	January - December 2019	—	—	—
Foreign	Enrico Viale	Director	January - December 2019	—	—	—
Foreign	Livio Gallo	Director	January - December 2019	—	—	—
4.132.185-7	Hernán Somerville Senn	Director	January - December 2019	159	—	48
Foreign	Patricio Gómez Sabaini	Director	January - December 2019	159	—	48
6.989.304-K	Domingo Cruzat Amunátegui	Director	January - December 2019	159	—	48
	TOTAL			478	—	144

Summary of Key Management Personnel

Key Management Personnel
Taxpayer ID No.	Name	Position
Foreign	Maurizio Bezzeccheri (1)	Chief Executive Officer
Foreign	Aurelio Ricardo Bustilho de Oliveira (2)	Administration, Finance and Control Manager
10.560.169-7	Francisco Miqueles Ruz (3)	Planning and Control Manager
25.067.660-3	Simone Tripepi (4)	Enel X South America Manager
Foreign	Raffaele Cutrignelli (5) (6)	Internal Audit Manager
6.973.465-0	Domingo Valdés Prieto (5)	Attorney and Secretary of the Board

(1)Mr. Maurizio Bezzeccheri assumed the position of Chief Executive Officer on August 1, 2018.
(2)Mr. Aurelio Ricardo Bustilho de Oliveira assumed the position of Administration, Finance and Control Manager on October 1, 2018.
(3)Mr. Francisco Miqueles Ruz assumed the position of Planning and Control Manager on February 26, 2020, replacing Mr. Paolo Pescarmona. Mr. Miqueles ceased his functions as of October 1, 2021.
(4)Mr. Simone Tripepi assumed the position of Enel X South America Manager on August 29, 2019.
(5)Messrs. Raffaele Cutrignelli and Domingo Valdés Prieto, executive officers of Enel Américas, are paid by Enel Américas who is their employer, but they provide services to the Company by virtue of an intercompany contract between those companies.
(6)Mr. Eugenio Belinchon Gueto assumed the position of Internal Audit Manager on February 1, 2022, replacing Mr. Raffaele Cutrignelli.

Summary of Compensation Received by Key Management Personnel

	For the years ended December 31,
	2021	2020	2019
	ThUS$	ThUS$	ThUS$
Remuneration	3,869	3,495	2,407
Short-term benefits for employees	88	148	106
Other long-term benefits - IAS	7	7	—
Total	3,964	3,650	2,513